Business combinations, disposals and other changes in the Group	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Abstract]
Business combinations, disposals and other changes in the Group

23 Business combinations, disposals and other changes in the Group

(a) Reynolds American Inc. (“RAI”)

On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of RAI not already owned by the Group for a consideration of £41.8 billion. RAI ceased to be reported as an associate and has been consolidated as a wholly owned subsidiary from the acquisition date. RAI shareholders received, for each share of RAI common stock, US$29.44 in cash, without interest, and 0.5260 BAT ordinary shares represented by BAT American Depositary Shares listed on the New York Stock Exchange. The fair value of consideration paid to RAI shareholders was £41,770 million. Included in the fair value of consideration paid to RAI shareholders is £22,828 million of non-cash consideration of which £22,773 million arises from the issue of BAT ordinary shares (note 18).

In accordance with IFRS 3, the step-acquisition of RAI has been accounted for as if the Group has contributed its previously held equity interest in RAI at fair value as part of the consideration for acquiring 100% of the net assets of RAI. The value attributable to BAT’s shareholding was £30,145 million, making the total acquisition price £71,915 million. In 2017, the difference between the fair value and the carrying value of the previously held equity interest has been recognised as a gain in the income statement.

The goodwill of £34,280 million and brands and similar intangibles of £75,482 million were recognised in the transaction. Goodwill on the acquisition of the business represents a strategic premium to enter the United States market as well as synergies and cost savings that are anticipated to be realised post-acquisition.

(b) Other acquisitions

The Group acquired certain businesses and other tobacco assets as noted below. The financial impact of these transactions to the Group were immaterial individually and in aggregate. Except as noted, there were no material differences between the fair value and book values of net assets acquired in business combinations.

On 21 December 2017, the Group signed an agreement to acquire 100% of the share capital of Twisp Proprietary Limited, a South African e-cigarette/nicotine vapour company with a market share of circa 70% within South Africa and a leading presence in shopping malls via its branded kiosks outlets. Completion of the proposed acquisition was conditional upon South African anti-trust clearance, which was given in the second half of 2019 and BAT acquired control on 30 September 2019 for a purchase price of £25 million of which £6 million is deferred and contingent upon future performance in the market. Goodwill of £12 million, representing a strategic premium to enter this segment of the South African vapour market, and trademarks and similar intangibles of £15 million were recognised on acquisition.

On 8 April 2019, the Group via its US subsidiary R.J. Reynolds Vapor Company (“RJR Vapor”), acquired a 45% stake in VapeWild Holdings LLC, a vertically integrated vapour manufacturer and retailer with 13 branded vape shops and an e-commerce platform focused on its own branded liquids, for US$40 million. This was followed by a further acquisition of 15% on 24 June 2019 for US$8 million, giving the Group a 60% interest in the target for US$48 million (£36 million). The Group has accounted for these investments as a single transaction and has consolidated VapeWild as a subsidiary from the date of the first investment. Goodwill of £11 million, representing a strategic premium to enter this segment of the US vapour market, and trademarks and similar intangibles of £39 million were recognised on acquisition. Following the announcements with regards to flavours in vapour in the US, goodwill was impaired in full in 2019.

On 22 November 2018, the Group completed the acquisition of Quantus Beteiligungs-und Beratungsgesellschaft mbH, Germany’s leading vapour retail chain trading as ‘Highendsmoke’, from a private shareholder. The fair value of consideration payable was £21 million. Goodwill of £11 million, representing a strategic premium to enter the German vapour retail market, and trademarks and similar intangibles of £13 million were recognised on acquisition.

On 26 September 2018, as part of an agreement to acquire an additional 44% stake in the Myanmar business, the Group acquired the business and individual assets of a local distributor, Star Way Limited, from IMU Enterprises Limited for £6 million. Goodwill of £3 million, representing anticipated synergies, was recognised on acquisition.

On 1 August 2017, the Group acquired certain tobacco assets, including a distribution company, Tobacco Press d.o.o. Mostar, from Fabrika Duhana Sarajevo d.d in Bosnia-Herzegovina. The assets acquired, including goodwill of £2 million, brands and other intangibles of £39 million, and other assets, were purchased for a total consideration of £39 million.

On 5 May 2017, the Group acquired certain tobacco assets, including a distribution company, Express Logistic and Distribution EOOD (“ELD”), from Bulgartabac Holding AD in Bulgaria. The assets acquired, including brands and other intangibles of £117 million, were purchased for a total consideration of £110 million, of which £28 million was contingent upon future performance in the market. £14 million of this was paid during 2018 and £13 million of this was paid during 2019. Subsequently, ELD was disposed of in 2019 at carrying value.

On 5 April 2017, the Group acquired the business and certain assets of Must Have Limited (trading as ViP Electronic Cigarette (“ViP”)), a company in administration. ViP is one the largest e-cigarette retailers in the UK with a large point of sale network. The assets acquired, including goodwill of £1 million, intellectual property and other intangibles of £9 million, and other assets, were purchased for a total consideration of £12 million.

On 4 January 2017, the Group completed the acquisition of 100% of Winnington Holding AB, a Swedish manufacturer of ‘white’ snus, for a purchase price of £31 million. Goodwill of £8 million and brands and similar intangibles of £28 million were recognised. £8 million of the consideration was contingent on post-acquisition targets being met and was substantially settled in January 2019.

On 30 December 2015, the Group acquired 100% of the CHIC Group from private shareholders. The fair value of the consideration payable was £82 million, of which £30 million was contingent on achievement of certain post-acquisition targets. £6 million of this was paid during 2016, £13 million during 2017 and a £1 million in final settlement in 2018.

On 17 November 2015, the Group acquired 100% of Blue Nile Cigarette Company Limited from a private shareholder. The fair value of the consideration payable was £45 million of which £8 million was contingent on achievement of certain post-acquisition targets. Subsequent payments in respect of this were £1 million in 2016, £5 million in 2017, £1 million in 2018 and £1 million in 2019.

On 30 September 2015, the Group acquired TDR and other tobacco and retail assets from Adris Grupa d.d. (“Adris”) for a total enterprise value of €550 million. Part of the consideration was contingent upon certain targets being met post-acquisition, and £5 million of this was paid in January 2017. In 2019, the Group reached an agreement with Adris regarding the level of contingent consideration such that any remaining amounts would not be paid by the Group and the Group received €3 million in full and final settlement of all claims between Adris and the Group. Consequently, €9 million of cash and deferred consideration has been recognised as other income (note 3(e)).

(c) Non-controlling interests

In 2019, the Group made a capital contribution to Brascuba Cigarrillos S.A. at a cost of £20 million. This contribution was in proportion to a capital contribution made by the non-controlling interest to the Group company and as such, the Group’s shareholding remains unchanged.

In 2018, included in the acquisition of non-controlling interests are the purchases of the remaining shares in British American Tobacco Vranje a.d. in Serbia and an additional 44% stake in British American Tobacco Myanmar Limited. The financial impact of these transactions to the Group is immaterial individually and in aggregate.

During 2017, the Group acquired the remaining 49% interest in IPRESS d.o.o.

During 2015, the Group acquired a further 0.2% interest in BAT Chile Operaciones S.A. at a cost of £1 million. This increased the Group's shareholding to 99%. A further 0.01% interest was acquired during 2017.

(d) Other transactions

On 10 January 2019, the Group acquired a minority stake in AYR Limited, a vapour technology company based in the UK, for £8 million, with the potential to increase this in the future. The investment terms also provide for the Group and AYR to agree a commercial collaboration agreement under which the Group and AYR will jointly develop future vaping products.